Vanguard Intermediate-Term Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 5-10 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	(0.15%)	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.85%	(1.46%)	1.24%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	(0.66%)	1.39%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	(0.17%)	2.49%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	(0.20%)	2.47%